CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, and Short-term Investments
Cash and Due From Banks	[1]	$ 3,429,386	$ 4,123,428
Short-term Investments	[1]	48,504,879	6,156,069
Cash and Cash Equivalents	[1]	51,934,265	10,279,497
Restricted Cash	[2]	6,524,315	3,746,371
LOANS:
Direct Cash Loans	[3]	737,254,501	651,085,493
Real Estate Loans	[3]	37,255,330	31,655,000
Sales Finance Contracts	[3]	70,019,005	50,693,568
Loans and Leases Receivable, Gross	[3]	844,528,836	733,434,061
Unearned Finance Charges		118,748,137	98,377,069
Unearned Insurance Premiums		57,620,339	49,949,190
Allowance for Loan Losses		53,000,000	43,000,000
Loans and Leases Receivable, Net Amount		615,160,360	542,107,802
Investments, Debt and Equity Securities
Available for Sale, at fair value	[4]	204,457,522	212,199,716
Held to Maturity, at amortized cost	[4]	380,561	787,987
Marketable Debt Securities, Total	[4]	204,838,083	212,987,703
Other Assets
Property, Plant and Equipment, Net		15,410,942	15,348,519
Operating Lease Right of Use Assets	[5]	31,313,793	0
Deferred Acquisition Costs		3,472,783	2,998,906
Due from Non-affiliated Insurance Company		2,933,146	2,823,806
Other Miscellaneous		7,591,891	6,075,133
Other Assets		60,722,555	27,246,364
ASSETS, Total		939,179,578	796,367,737
SENIOR DEBT:
Bank Borrowings	[6]	111,350,000	53,180,000
Senior Demand Notes, including accrued interest	[6]	76,249,795	73,339,081
Commercial Paper	[6]	403,491,300	373,803,569
Senior Debt, total	[6]	591,091,095	500,322,650
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Operating Lease Liabilities		31,655,563	0
Other Accounts Payable and Accrued Expenses		25,931,780	24,914,479
Accounts Payable and Accrued Liabilities, Current		57,587,343	24,914,479
Subordinated Debt	[7]	29,005,024	30,270,450
LIABILITIES, Total		677,683,462	555,507,579
COMMITMENTS AND CONTINGENCIES	[8]
STOCKHOLDERS' EQUITY:
Preferred Stock		0	0
Accumulated Other Comprehensive Income (Loss)		9,614,846	(391,979)
Retained Earnings		251,711,270	241,082,137
Total Stockholders' Equity		261,496,116	240,860,158
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		939,179,578	796,367,737
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 0	$ 0

[1]	See Note 6.
[2]	See Note 1.
[3]	See Note 2.
[4]	See Note 3.
[5]	See Note 9.
[6]	See Note 7.
[7]	See Note 8.
[8]	See note 9.